COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loan Commitments	A summary of the Company’s commitments is as follows:

	December 31,
	2021	2020
Commitments to extend credit	$314,194	$181,925
Standby letters of credit	3,434	2,814
Total	$317,628	$184,739